Schedule of Variable Interest Entities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Total assets	$ 12,313,838		$ 13,070,348	$ 16,566,891
Total liabilities	8,511,845		8,498,122	7,944,737
Revenues			9,502,952	10,839,955	$ 20,772,028
Net loss	$ 1,040,623	$ 769,631	$ 4,124,909	$ 263,796	$ (165,029)